UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     January 24, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $658,188 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    28041   332557 SH       SOLE                        0     2670   329887
ADVANCE AUTO PARTS INC         COM              00751Y106      280     7360 SH       SOLE                        0        0     7360
AFLAC INC                      COM              001055102      208     3325 SH       SOLE                        0        0     3325
AMERICAN EXPRESS CO            COM              025816109    23696   455515 SH       SOLE                        0     3645   451870
AMERICAN INTL GROUP INC        COM              026874107    26292   450970 SH       SOLE                        0     3355   447615
AUTOMATIC DATA PROCESSING IN   COM              053015103    26178   587872 SH       SOLE                        0     4670   583202
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      708        5 SH       SOLE                        0        0        5
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    36491     7705 SH       SOLE                        0       67     7638
CANADIAN NATL RY CO            COM              136375102    27411   584084 SH       SOLE                        0     5014   579070
CANON INC                      ADR              138006309    24608   536935 SH       SOLE                        0     4380   532555
CARNIVAL CORP                  PAIRED CTF       143658300    24694   555042 SH       SOLE                        0     4455   550587
CHEVRON CORP NEW               COM              166764100    26793   287074 SH       SOLE                        0     2445   284629
CORNING INC                    COM              219350105      271    11305 SH       SOLE                        0        0    11305
COSTCO WHSL CORP NEW           COM              74143W102      202     2900 SH       SOLE                        0        0     2900
DELL INC                       COM              24702R101      243     9931 SH       SOLE                        0        0     9931
DISNEY WALT CO                 COM DISNEY       254687106    26729   828033 SH       SOLE                        0     6720   821313
EXXON MOBIL CORP               COM              30231G102      291     3110 SH       SOLE                        0        0     3110
GENERAL ELECTRIC CO            COM              369604103    26544   716050 SH       SOLE                        0     5700   710350
GENL AMERN INVS PREF B         Preferred B      368802401     1541    70075 SH       SOLE                        0     1710    68365
GRAINGER W W INC               COM              384802104    31874   364190 SH       SOLE                        0     3100   361090
HONDA MOTOR LTD                AMERN SHS        438128308    11735   354110 SH       SOLE                        0     2455   351655
JOHNSON & JOHNSON              COM              478160104    28426   426170 SH       SOLE                        0     3380   422790
MCDONALDS CORP                 COM              580135101    26278   446074 SH       SOLE                        0     3840   442234
MICROSOFT CORP                 COM              594918104      331     9305 SH       SOLE                        0        0     9305
NABORS INDUSTRIES              COM              629568106    25219   920739 SH       SOLE                        0     7250   913489
NESTLE S A REG B ADR           SPONSORED ADR    641069406      308     2680 SH       SOLE                        0        0     2680
NIKE INC                       CL B             654106103    29231   455028 SH       SOLE                        0     4085   450943
NOKIA CORP                     SPONSORED ADR    654902204    26171   681725 SH       SOLE                        0     5490   676235
NOVARTIS A G                   SPONSORED ADR    66987V109    27165   500184 SH       SOLE                        0     3975   496209
PROCTER & GAMBLE CO            COM              742718109      254     3455 SH       SOLE                        0        0     3455
QUALCOMM INC                   COM              747525103      273     6950 SH       SOLE                        0        0     6950
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    23694   464136 SH       SOLE                        0     3800   460336
SCHLUMBERGER LTD               COM              806857108    28643   291174 SH       SOLE                        0     2400   288774
SYSCO CORP                     COM              871829107    26012   833463 SH       SOLE                        0     6585   826878
TARGET CORP                    COM              87612E106     3027    60545 SH       SOLE                        0        0    60545
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    17317   163106 SH       SOLE                        0     1325   161781
UNITEDHEALTH GROUP INC         COM              91324P102      236     4060 SH       SOLE                        0        0     4060
US BANCORP DEL                 COM NEW          902973304    27539   867629 SH       SOLE                        0     7160   860469
WALGREEN CO                    COM              931422109    23009   604223 SH       SOLE                        0     4770   599453
WELLPOINT INC                  COM              94973V107      225     2560 SH       SOLE                        0        0     2560